Commitments and Contingencies - ViBone Exclusivity Agreement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net accounts receivable	$ 3,774	$ 3,358
ViBone Exclusivity Agreement | Surgalign Holdings, Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront payment recorded as deferred revenue			$ 2,000
ViBone Exclusivity Agreement | Accounts Receivable | Customer concentration risk
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net accounts receivable	$ 800	$ 700
Concentration risk (as a percent)	22.00%	21.00%